Schedule of Investments (unaudited) July 31, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Australia — 1.0%
National Australia Bank Ltd.
0.35%, 09/07/22(a)	EUR	100	$119,556
0.63%, 08/30/23(a)	EUR	200	241,966
4.00%, 12/16/21	AUD	50	37,631
National Australia Bank Ltd./New York, 3.63%, 06/20/23	USD	250	272,260
Westpac Banking Corp.
0.63%, 11/22/24(a)	EUR	100	121,658
3.10%, 06/03/21(a)	AUD	100	73,381
Woolworths Group Ltd., 2.85%, 04/23/24	AUD	50	37,909

			904,361

Austria — 0.5%
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, 0.38%, 06/25/24(a)	EUR	100	119,573
Raiffeisen Bank International AG, 0.38%, 09/25/26(a)	EUR	200	235,819
Verbund AG, 1.50%, 11/20/24(a)	EUR	100	125,686

			481,078

Belgium — 0.1%
KBC Group NV, 0.88%, 06/27/23(a)	EUR	100	121,249

Brazil — 0.5%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(b)	USD	175	191,254
Suzano Austria GmbH, 5.75%, 07/14/26(a)	USD	200	224,950

			416,204

Canada — 1.3%
Bank of Nova Scotia (The), 2.38%, 01/18/23	USD	250	261,480
Brookfield Renewable Partners ULC, 4.25%, 01/15/29 (Call 10/15/28)	CAD	150	130,031
Manulife Financial Corp., 3.32%, 05/09/28 (Call 05/09/23)(c)	CAD	100	78,801
Ontario Power Generation Inc.
2.89%, 04/08/25 (Call 03/08/25)	CAD	50	40,319
3.22%, 04/08/30 (Call 01/08/30)	CAD	250	211,161
4.25%, 01/18/49 (Call 07/18/48)	CAD	185	182,758
RioCan Real Estate Investment Trust, 2.36%, 03/10/27 (Call 01/10/27)	CAD	175	127,232
Royal Bank of Canada, 0.25%, 05/02/24(a)	EUR	100	119,105
Toronto-Dominion Bank (The), 1.85%, 09/11/20	USD	75	75,128

			1,226,015

China — 1.6%
Bank of China Ltd./Luxembourg
0.75%, 07/12/21(a)	EUR	100	118,523
2.25%, 07/12/21(a)	USD	200	202,396
CGNPC International Ltd.
1.63%, 12/11/24(a)	EUR	100	123,328
2.00%, 09/11/25(a)	EUR	100	125,614
2.75%, 07/02/24(a)	USD	200	209,834
China Construction Bank Corp./Luxembourg, 0.05%, 10/22/22(a)	EUR	100	117,077
Industrial & Commercial Bank of China Ltd./Hong Kong, 2.20%, 09/16/21(a)	HKD	1,000	130,560
Industrial & Commercial Bank of China Ltd./Luxembourg, 2.88%, 10/12/22(a)	USD	200	207,888
Industrial & Commercial Bank of China Ltd./Singapore, 0.25%, 04/25/22(a)	EUR	100	118,346
Three Gorges Finance II Cayman Islands Ltd., 1.30%, 06/21/24(a)	EUR	100	119,927

			1,473,493

Security	Par (000)		Value

Czech Republic — 0.5%
CPI Property Group SA
1.63%, 04/23/27 (Call 01/23/27)(a)	EUR	100	$113,699
2.75%, 05/12/26 (Call 02/12/26)(a)	EUR	150	182,153
2.75%, 01/22/28 (Call 10/22/27)(a)	GBP	100	126,551

			422,403

Denmark — 0.7%
Danske Bank AS, 1.63%, 03/15/24(a)	EUR	100	122,153
Orsted A/S, 1.50%, 11/26/29 (Call 08/26/29)(a)	EUR	100	131,139
Orsted AS
1.75%, 12/31/49 (Call 09/09/27)(a)(c)	EUR	100	117,611
2.25%, 12/31/2200 (Call 08/24/24)(a)(c)	EUR	100	121,798
2.50%, 05/16/33 (Call 02/16/33)(a)	GBP	100	151,939

			644,640

Finland — 0.5%
Nordea Bank Abp
0.30%, 06/30/22(a)	EUR	200	238,754
0.38%, 05/28/26(a)	EUR	100	121,523
OP Corporate Bank PLC, 0.38%, 02/26/24(a)	EUR	100	120,349

			480,626

France — 8.9%
ALD SA, 1.25%, 10/11/22(a)	EUR	100	119,522
BNP Paribas SA
0.50%, 06/01/22(a)	EUR	100	119,688
0.50%, 06/04/26 (Call 06/04/25)(a)(c)	EUR	100	118,290
1.00%, 04/17/24(a)	EUR	100	121,183
1.13%, 08/28/24(a)	EUR	200	243,763
BPCE SA, 0.13%, 12/04/24(a)	EUR	100	118,688
BPCE SFH SA, 0.00%, 05/27/30(a)(d)	EUR	300	360,465
Ceetrus SA, Series ., 2.75%, 11/26/26 (Call 08/26/26)(a)	EUR	100	115,838
CNP Assurances, 2.00%, 07/27/50 (Call 07/27/30)(a)(c)	EUR	200	234,596
Covivio
1.13%, 09/17/31 (Call 06/17/31)(a)	EUR	100	112,823
1.88%, 05/20/26 (Call 02/20/26)(a)	EUR	100	122,869
Credit Agricole Home Loan SFH SA, 0.05%, 12/06/29(a)	EUR	300	362,750
Credit Agricole SA, 0.38%, 10/21/25(a)	EUR	200	235,947
Credit Agricole SA/London, 0.75%, 12/05/23(a)	EUR	200	243,044
Electricite de France SA
1.00%, 10/13/26 (Call 07/13/26)(a)	EUR	400	498,566
2.25%, 04/27/21(a)	EUR	200	240,672
3.63%, 10/13/25 (Call 07/13/25)(e)	USD	400	450,540
Engie SA
0.38%, 02/28/23 (Call 11/28/22)(a)	EUR	100	119,607
0.38%, 06/21/27 (Call 03/20/27)(a)	EUR	100	119,760
0.50%, 10/24/30 (Call 07/24/30)(a)	EUR	100	118,345
0.88%, 03/27/24 (Call 12/27/23)(a)	EUR	200	244,505
1.38%, (Call 01/16/23)(a)(c)(f)	EUR	200	234,726
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR	100	127,854
1.38%, 06/21/39 (Call 03/21/39)(a)	EUR	200	251,262
1.50%, 03/27/28 (Call 12/27/27)(a)	EUR	200	259,135
1.75%, 03/27/28 (Call 12/27/27)(a)	EUR	200	261,562
2.13%, 03/30/32 (Call 12/30/31)(a)	EUR	100	138,362
3.25%, (Call 11/28/24)(a)(c)(f)	EUR	200	251,872
ICADE, 1.50%, 09/13/27 (Call 06/13/27)(a)	EUR	100	120,032
La Banque Postale SA, 1.38%, 04/24/29(a)	EUR	100	125,707
La Poste SA, 1.45%, 11/30/28(a)	EUR	100	128,668
Regie Autonome des Transports Parisiens, 0.35%, 06/20/29(a)	EUR	100	121,554
SNCF Reseau 1.00%, 11/09/31(a)	EUR	200	259,256

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

France (continued)
1.88%, 03/30/34(a)	EUR	200	$286,250
2.25%, 12/20/47(a)	EUR	200	321,070
Societe Generale SA
0.13%, 10/05/21(a)	EUR	100	118,589
0.75%, 11/25/20(a)	EUR	100	118,611
Societe Generale SFH SA
0.00%, 02/11/30(a)(d)	EUR	200	240,587
0.13%, 07/18/29(a)	EUR	200	243,316
Unibail-Rodamco-Westfield SE, 2.50%, 02/26/24(a)	EUR	250	311,911

			8,341,785

Germany — 10.1%
Berlin Hyp AG
0.00%, 07/19/27(a)(d)	EUR	100	120,772
0.50%, 09/26/23(a)	EUR	100	119,320
0.50%, 11/05/29(a)	EUR	100	120,201
1.13%, 10/25/27(a)	EUR	100	121,847
1.50%, 04/18/28(a)	EUR	100	126,010
Series 201, 0.13%, 10/23/23	EUR	200	240,653
Series 211, 0.63%, 10/22/25(a)	EUR	100	124,374
Commerzbank AG, 1.25%, 10/23/23(a)	EUR	100	120,052
Deutsche Hypothekenbank AG
0.13%, 11/23/23(a)	EUR	100	120,231
0.25%, 12/10/24(a)	EUR	100	121,425
Deutsche Kreditbank AG
0.75%, 09/26/24(a)	EUR	100	118,794
Series 100, 0.63%, 06/08/21	EUR	100	118,781
E.ON SE
0.00%, 08/28/24 (Call 05/28/24)(a)(d)	EUR	150	177,063
0.35%, 02/28/30 (Call 11/28/29)(a)	EUR	150	176,250
0.38%, 09/29/27 (Call 06/29/27)(a)	EUR	225	269,612
0.88%, 08/20/31 (Call 05/20/31)(a)	EUR	100	122,241
1.00%, 10/07/25 (Call 07/07/25)(a)	EUR	150	185,524
EnBW Energie Baden-Wuerttemberg AG
1.13%, 11/05/79 (Call 08/05/24)(a)(c)	EUR	100	115,663
1.63%, 08/05/79 (Call 05/05/27)(a)(c)	EUR	100	115,348
1.88%, 06/29/80 (Call 03/30/26)(a)(c)	EUR	100	117,524
EnBW International Finance BV, 1.88%, 10/31/33 (Call 07/31/33)(a)	EUR	125	175,220
Eurogrid GmbH, 1.11%, 05/15/32 (Call 02/15/32)(a)	EUR	200	253,107
Innogy Finance BV, 1.25%, 10/19/27 (Call 07/19/27)(a)	EUR	150	190,300
KfW
0.00%, 05/05/27(a)(d)	EUR	800	978,741
0.00%, 09/15/28(a)(d)	EUR	300	367,801
0.05%, 05/30/24	EUR	250	302,702
0.13%, 06/03/22	SEK	3,000	342,995
0.25%, 06/30/25	EUR	400	492,436
0.50%, 09/28/26(a)	EUR	200	251,681
0.88%, 09/15/26(a)	GBP	200	272,926
1.25%, 08/28/23	NOK	1,500	169,285
1.38%, 02/02/28(a)	SEK	1,100	135,128
1.50%, 07/24/24	AUD	100	74,266
1.75%, 09/14/29	USD	350	383,775
1.88%, 11/30/20	USD	50	50,268
2.00%, 09/29/22	USD	500	519,500
Landesbank Baden-Wuerttemberg
0.13%, 06/27/23(a)	EUR	100	120,217
0.20%, 12/13/21(a)	EUR	100	118,187
1.50%, 02/03/25(a)	GBP	100	133,556
Series 806, 0.38%, 05/24/24(a)	EUR	200	238,184
Series 809, 0.38%, 07/29/26(a)	EUR	100	118,140

Security	Par (000)		Value

Germany (continued)
Muenchener Hypothekenbank eG, Series 1803, 0.25%, 12/13/23(a)	EUR	50	$60,465
NRW Bank
0.00%, 10/15/29(d)	EUR	225	271,690
0.38%, 11/17/26(a)	EUR	50	61,851
0.50%, 09/13/27(a)	EUR	75	93,889
0.63%, 02/02/29(a)	EUR	175	222,079
0.75%, 06/30/28(a)	EUR	75	95,974
0.88%, 11/10/25(a)	EUR	125	157,719

			9,503,767

Hong Kong — 0.4%
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(a)	USD	200	213,810
Rail Transit International Development Co. Ltd., 1.63%, 06/22/22(a)	EUR	100	118,807

			332,617

India — 0.2%
State Bank of India/London, 4.50%, 09/28/23(a)	USD	200	214,516

Ireland — 0.1%
ESB Finance DAC, 1.13%, 06/11/30 (Call 03/11/30)(a)	EUR	100	126,663

Italy — 2.5%
A2A SpA, 1.00%, 07/16/29 (Call 04/16/29)(a)	EUR	100	122,900
Assicurazioni Generali SpA, 2.12%, 10/01/30(a)	EUR	200	235,909
Enel Finance International NV
1.00%, 09/16/24(a)	EUR	225	276,801
1.13%, 09/16/26 (Call 06/16/26)(a)	EUR	250	314,418
1.50%, 07/21/25 (Call 04/21/25)(a)	EUR	200	252,989
ERG SpA, 1.88%, 04/11/25 (Call 01/11/25)(a)	EUR	100	126,863
Ferrovie dello Stato Italiane SpA, 0.88%, 12/07/23(a)	EUR	100	119,921
Hera SpA
0.88%, 07/05/27 (Call 04/05/27)(a)	EUR	100	121,678
2.38%, 07/04/24(a)	EUR	100	127,809
Intesa Sanpaolo SpA, 0.88%, 06/27/22(a)	EUR	100	119,078
Iren SpA
0.88%, 10/14/29 (Call 07/14/29)(a)	EUR	100	121,858
1.50%, 10/24/27 (Call 07/24/27)(a)	EUR	100	127,336
1.95%, 09/19/25 (Call 06/19/25)(a)	EUR	100	128,011
Unione di Banche Italiane SpA, 1.50%, 04/10/24(a)	EUR	100	121,258

			2,316,829

Japan — 1.0%
Mitsubishi UFJ Financial Group Inc.
0.68%, 01/26/23(a)	EUR	100	120,038
0.98%, 10/09/23(a)	EUR	200	243,216
2.53%, 09/13/23	USD	200	210,782
Mizuho Financial Group Inc., 0.96%, 10/16/24(a)	EUR	100	121,942
Sumitomo Mitsui Financial Group Inc.
0.47%, 05/30/24(a)	EUR	100	119,628
0.93%, 10/11/24(a)	EUR	100	121,926

			937,532

Lithuania — 0.1%
AB Ignitis Grupe, 2.00%, 07/14/27(a)	EUR	100	125,928

Luxembourg — 0.5%
NORD/LB Luxembourg SA Covered Bond Bank, 0.05%, 01/28/25(a)	EUR	100	119,254
Prologis International Funding II SA, 0.88%, 07/09/29 (Call 04/09/29)(a)	EUR	250	301,177

			420,431

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Netherlands — 5.6%
ABN AMRO Bank NV
0.50%, 04/15/26(a)	EUR	100	$121,884
0.63%, 05/31/22(a)	EUR	100	120,016
0.88%, 04/22/25(a)	EUR	200	246,979
Alliander NV
0.88%, 04/22/26 (Call 01/22/26)(a)	EUR	100	124,608
0.88%, 06/24/32 (Call 03/24/32)(a)	EUR	100	127,172
Cooperatieve Rabobank UA
0.13%, 10/11/21(a)	EUR	100	118,825
0.25%, 10/30/26(a)	EUR	200	236,122
de Volksbank NV, 0.00%, 09/16/24(a)(d)	EUR	100	117,870
Enexis Holding NV, 0.63%, 06/17/32 (Call 03/17/32)(a)	EUR	100	122,179
ING Bank NV, 0.75%, 11/24/20(a)	EUR	100	118,639
ING Groep NV
2.50%, 11/15/30(a)	EUR	300	430,354
4.63%, 01/06/26(e)	USD	400	474,292
LeasePlan Corp. NV
1.38%, 03/07/24(a)	EUR	100	120,649
3.50%, 04/09/25(a)	EUR	100	132,375
Nederlandse Waterschapsbank NV
0.70%, 01/25/23(a)	SEK	550	63,710
1.00%, 09/03/25(a)	EUR	200	253,126
2.38%, 03/24/26(e)	USD	400	439,896
PostNL NV, 0.63%, 09/23/26 (Call 06/23/26)	EUR	100	117,919
Royal Schiphol Group NV, 2.00%, 04/06/29 (Call 01/06/29)(a)	EUR	200	267,188
TenneT Holding BV
0.75%, 06/26/25 (Call 03/26/25)(a)	EUR	100	122,493
0.88%, 06/03/30 (Call 03/03/30)(a)	EUR	100	125,606
1.00%, 06/13/26 (Call 03/13/26)(a)	EUR	100	124,677
1.25%, 10/24/33 (Call 07/24/33)(a)	EUR	150	195,856
1.38%, 06/26/29 (Call 03/26/29)(a)	EUR	100	130,258
1.50%, 06/03/39 (Call 03/03/39)(a)	EUR	200	268,274
1.75%, 06/04/27 (Call 03/04/27)(a)	EUR	100	131,377
1.88%, 06/13/36 (Call 03/13/36)(a)	EUR	100	140,654
2.00%, 06/05/34 (Call 03/05/34)(a)	EUR	100	142,371
Vesteda Finance BV, 1.50%, 05/24/27 (Call 02/24/27)(a)	EUR	100	123,967

			5,259,336

Norway — 1.1%
DNB Boligkreditt AS
0.63%, 06/19/25(a)	EUR	275	340,650
0.75%, 01/31/24(a)	SEK	2,000	232,881
SpareBank 1 Boligkreditt AS, 0.50%, 01/30/25(a)	EUR	200	245,414
Sparebanken Soer Boligkreditt AS, 0.00%, 10/26/26(a)(d)	EUR	100	119,894
SR-Boligkreditt AS, 0.00%, 10/08/26(d)	EUR	100	120,300

			1,059,139

Portugal — 0.5%
EDP — Energias de Portugal SA, 1.63%, 04/15/27 (Call 01/15/27)(a)	EUR	200	254,100
EDP Finance BV
0.38%, 09/16/26 (Call 06/16/26)(a)	EUR	100	118,206
1.88%, 10/13/25(a)	EUR	100	128,174

			500,480

Russia — 0.1%
Russian Railways Via RZD Capital PLC, 2.20%, 05/23/27 (Call 02/23/27)(a)	EUR	100	120,978

Security	Par (000)		Value

South Korea — 1.1%
Hyundai Capital Services Inc.
0.75%, 07/06/23(a)	CHF	100	$110,312
2.88%, 03/16/21(a)	USD	200	201,936
Korea Electric Power Corp., 2.50%, 06/24/24(a)	USD	200	212,276
Korea Midland Power Co. Ltd., 3.38%, 01/22/22(a)	USD	200	207,650
LG Chem Ltd.
0.50%, 04/15/23(a)	EUR	100	116,731
3.25%, 10/15/24(a)	USD	200	214,540

			1,063,445

Spain — 3.9%
Adif - Alta Velocidad, 0.80%, 07/05/23(a)	EUR	100	121,391
Banco Bilbao Vizcaya Argentaria SA
1.00%, 06/21/26(a)	EUR	200	239,707
1.38%, 05/14/25(a)	EUR	200	244,879
Banco Santander SA
0.30%, 10/04/26(a)	EUR	200	237,675
1.13%, 06/23/27(a)	EUR	200	240,520
Bankinter SA, 0.63%, 10/06/27(a)	EUR	200	227,336
Iberdrola Finanzas SA
1.00%, 03/07/24 (Call 12/07/23)(a)	EUR	200	244,510
1.00%, 03/07/25 (Call 12/07/24)(a)	EUR	200	246,804
1.25%, 10/28/26 (Call 07/28/26)(a)	EUR	200	253,126
1.25%, 09/13/27(a)	EUR	100	128,101
Iberdrola International BV
0.38%, 09/15/25(a)	EUR	200	240,341
1.13%, 04/21/26(a)	EUR	200	250,685
1.88%, (Call 02/22/23)(a)(c)(f)	EUR	200	239,752
2.63%, (Call 03/26/24)(a)(c)(f)	EUR	100	123,587
3.25%, (Call 11/12/24)(a)(c)(f)	EUR	200	254,514
Naturgy Finance BV, 0.88%, 05/15/25 (Call 02/15/25)(a)	EUR	200	245,116
Red Electrica Financiaciones SAU, 0.38%, 07/24/28 (Call 04/24/28)(a)	EUR	100	120,360

			3,658,404

Supranational — 0.1%
European Investment Bank, 1.90%, 01/22/25(a)	CAD	100	78,825

Sweden — 0.9%
SBAB Bank AB, 0.50%, 05/13/25(a)	EUR	200	242,093
Skandinaviska Enskilda Banken AB, 0.30%, 02/17/22(a)	EUR	100	119,126
Svenska Handelsbanken AB, 0.38%, 07/03/23(a)	EUR	100	120,157
Swedbank AB, 0.25%, 11/07/22(a)	EUR	100	119,027
Vattenfall AB
0.05%, 10/15/25 (Call 07/15/25)(a)	EUR	100	117,949
0.50%, 06/24/26 (Call 03/24/26)(a)	EUR	100	119,942

			838,294

Switzerland — 0.1%
Credit Suisse AG/London, 0.45%, 05/19/25(a)	EUR	100	120,319

United Arab Emirates — 0.2%
MAF Sukuk Ltd., 3.93%, 02/28/30(a)	USD	200	199,908

United Kingdom — 1.7%
Barclays PLC, 0.63%, 11/14/23 (Call 11/14/22)(a)(c)	EUR	100	118,705
Clarion Funding PLC, 1.88%, 01/22/35(a)	GBP	100	137,083
Greater Gabbard OFTO PLC, 4.14%, 11/29/32(a)	GBP	81	126,595
Gwynt y Mor OFTO PLC, 2.78%, 02/17/34(a)	GBP	83	120,240
HSBC Holdings PLC, 1.50%, 12/04/24 (Call 12/04/23)(a)(c)	EUR	300	368,344
National Grid Electricity Transmission PLC, 0.19%, 01/20/25 (Call 10/20/24)(a)	EUR	100	119,190
Natwest Group PLC, 2.36%, 05/22/24 (Call 05/22/23)(c)	USD	200	206,828

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
SSE PLC
0.88%, 09/06/25 (Call 06/06/25)(a)	EUR	150	$182,650
1.38%, 09/04/27 (Call 06/04/27)(a)	EUR	200	252,632

			1,632,267

United States — 10.2%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	USD	100	114,841
4.00%, 01/15/24 (Call 12/15/23)	USD	175	194,096
Apple Inc.
2.85%, 02/23/23 (Call 12/23/22)	USD	350	371,091
3.00%, 06/20/27 (Call 03/20/27)	USD	125	141,610
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	USD	100	108,985
3.20%, 04/15/25 (Call 03/15/25)	USD	250	276,922
3.80%, 06/01/29 (Call 03/01/29)	USD	150	178,882
Bank of America Corp.
2.46%, 10/22/25 (Call 10/22/24)(c)	USD	525	556,516
3.50%, 05/17/22 (Call 05/17/21)(c)	USD	450	460,480
Boston Properties LP
3.40%, 06/21/29 (Call 03/21/29)	USD	125	139,986
4.50%, 12/01/28 (Call 09/01/28)	USD	200	241,504
Citigroup Inc.
0.50%, 01/29/22 (Call 12/29/21)(a)	EUR	200	238,208
1.68%, 05/15/24 (Call 05/15/23)(c)	USD	150	154,255
Consolidated Edison Co. of New York Inc.
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	USD	100	117,378
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	USD	225	289,433
Digital Dutch Finco BV
0.63%, 07/15/25 (Call 06/15/25)(a)	EUR	100	118,429
1.50%, 03/15/30 (Call 12/15/29)(a)	EUR	200	245,624
Digital Euro Finco LLC, 2.50%, 01/16/26 (Call 10/16/25)(a)	EUR	200	257,842
Digital Realty Trust LP, 3.95%, 07/01/22 (Call 08/03/20)(b)	USD	75	79,523
DTE Electric Co.
3.95%, 03/01/49 (Call 09/01/48)(b)	USD	95	126,145
Series A, 4.05%, 05/15/48 (Call 11/15/47)	USD	150	200,590
Duke Energy Carolinas LLC
3.35%, 05/15/22	USD	75	79,028
3.95%, 11/15/28 (Call 08/15/28)(b)	USD	125	153,040
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	USD	190	211,257
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	USD	75	88,771
Duke Realty LP, 2.88%, 11/15/29 (Call 08/15/29)	USD	100	112,134
ERP Operating LP, 4.15%, 12/01/28 (Call 09/01/28)	USD	125	151,168
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	USD	50	54,222
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	USD	75	89,906
3.60%, 04/01/29 (Call 01/01/29)	USD	50	57,596
4.10%, 09/26/28 (Call 06/26/28)	USD	50	59,177
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	USD	125	140,985
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	USD	100	117,063
Massachusetts Institute of Technology, 3.96%, 07/01/38	USD	75	96,952
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	USD	50	56,818
3.15%, 04/15/50 (Call 10/15/49)(b)	USD	125	151,404
3.65%, 04/15/29 (Call 01/15/29)	USD	155	188,261
3.65%, 08/01/48 (Call 02/01/48)	USD	160	206,494
3.95%, 08/01/47 (Call 02/01/47)	USD	75	99,750
4.25%, 07/15/49 (Call 01/15/49)	USD	175	246,813

Security		Par (000)	Value

United States (continued)
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	USD	100	$109,664
2.90%, 03/01/50 (Call 09/01/49)	USD	110	128,105
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)(b)	USD	125	145,321
Prologis Euro Finance LLC, 0.38%, 02/06/28 (Call 11/06/27)	EUR	100	117,381
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	USD	165	194,860
4.10%, 06/15/48 (Call 12/15/47)	USD	85	115,340
Series 34, 3.20%, 03/01/50 (Call 09/01/49)(b)	USD	75	90,498
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	USD	75	83,261
Southern Power Co.
1.85%, 06/20/26	EUR	100	128,655
4.15%, 12/01/25 (Call 09/01/25)	USD	250	291,397
Series 2016, 1.00%, 06/20/22	EUR	100	120,024
Southwestern Public Service Co.
3.75%, 06/15/49 (Call 12/15/48)	USD	50	63,162
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	USD	50	58,416
Toyota Motor Credit Corp.
0.00%, 07/21/21(a)(d)	EUR	200	237,046
2.15%, 02/13/30	USD	120	129,533
Verizon Communications Inc., 3.88%, 02/08/29 (Call 11/08/28)(b)	USD	280	336,720
Welltower Inc., 2.70%, 02/15/27 (Call 12/15/26)(b)	USD	210	222,776
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)	USD	25	26,058

			9,571,396

Total Corporate Bonds & Notes — 56.0% (Cost: $48,726,412)			52,592,928

Foreign Government Obligations

Australia — 0.8%
New South Wales Treasury Corp., 3.00%, 11/15/28(a)	AUD	400	330,084
Queensland Treasury Corp.
2.50%, 03/06/29(a)	AUD	375	297,054
3.00%, 03/22/24(e)	AUD	125	97,839

			724,977

Belgium — 2.1%
Kingdom of Belgium Government Bond, Series 86 1.25%, 04/22/33(a)	EUR	1,405	1,942,739

Canada — 2.7%
City of Ottawa Ontario, 2.50%, 05/11/51	CAD	100	80,940
City of Toronto Canada
2.60%, 09/24/39	CAD	50	40,429
3.20%, 08/01/48	CAD	100	91,412
CPPIB Capital Inc.
0.25%, 04/06/27(a)	EUR	250	302,486
0.88%, 02/06/29(a)	EUR	250	318,054
3.00%, 06/15/28(a)	CAD	250	213,300
Export Development Canada
1.65%, 07/31/24	CAD	100	78,025
1.80%, 09/01/22	CAD	150	115,321
Province of Ontario Canada
1.85%, 02/01/27	CAD	100	79,068
1.95%, 01/27/23	CAD	300	232,349
2.65%, 02/05/25	CAD	520	422,033
Province of Quebec Canada
1.65%, 03/03/22	CAD	75	57,176
2.25%, 02/22/24	CAD	270	213,817

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
2.45%, 03/01/23	CAD	225	$176,735
2.60%, 07/06/25	CAD	50	40,786
South Coast British Columbia Transportation Authority
2.65%, 10/29/50	CAD	50	41,521
3.25%, 11/23/28	CAD	50	43,183

			2,546,635

Chile — 1.4%
Chile Government International Bond
0.83%, 07/02/31 (Call 04/02/31)	EUR	200	232,361
1.25%, 01/29/40 (Call 10/31/39)	EUR	300	346,836
2.55%, 01/27/32 (Call 10/27/31)	USD	200	215,472
3.50%, 01/25/50 (Call 07/25/49)(b)	USD	400	487,600

			1,282,269

China — 0.5%
China Development Bank
0.38%, 11/16/21(a)	EUR	200	237,401
3.10%, 11/21/22	CNY	1,500	215,564

			452,965

Denmark — 0.5%
Kommunekredit
0.63%, 11/21/39(a)	EUR	100	129,159
0.75%, 05/18/27(a)	EUR	250	317,096

			446,255

Finland — 0.3%
Kuntarahoitus OYJ
0.05%, 09/06/29(a)	EUR	100	121,171
0.75%, 09/07/27(a)	EUR	100	127,163

			248,334

France — 14.2%
Agence Francaise de Developpement EPIC
0.00%, 03/25/25(a)(d)	EUR	200	239,634
0.50%, 10/31/25(a)	EUR	100	122,937
1.38%, 09/17/24(a)	EUR	200	253,173
Caisse des Depots et Consignations
0.00%, 06/19/24(a)(d)	EUR	100	120,192
0.20%, 03/01/22(a)	EUR	100	119,472
Caisse Francaise de Financement Local, 0.10%, 11/13/29(a)	EUR	200	243,110
French Republic Government Bond OAT, 1.75%, 06/25/39(e)	EUR	5,225	7,982,455
Regie Autonome des Transports Parisiens, 0.88%, 05/25/27(a)	EUR	100	126,164
Region of Ile de France
0.10%, 07/02/30(a)	EUR	100	119,347
0.50%, 06/14/25(a)	EUR	200	246,218
0.63%, 04/23/27(a)	EUR	100	124,777
1.38%, 03/14/29(a)	EUR	100	133,022
1.38%, 06/20/33(a)	EUR	100	136,139
2.38%, 04/24/26(a)	EUR	100	136,217
SNCF Reseau
0.75%, 05/25/36(a)	EUR	400	500,685
0.88%, 01/22/29(a)	EUR	100	127,114
Societe Du Grand Paris EPIC
1.00%, 02/18/70(a)	EUR	500	629,681
1.13%, 10/22/28(a)	EUR	400	522,831
1.13%, 05/25/34(a)	EUR	400	531,600
1.70%, 05/25/50(a)	EUR	400	599,967
Societe Nationale SNCF SA, 0.63%, 04/17/30(a)	EUR	300	365,534

			13,380,269

Security		Par (000)	Value
Hungary — 0.4%
Hungary Government International Bond, 1.75%, 06/05/35(a)	EUR	320	$397,626

Indonesia — 0.5%
Perusahaan Penerbit SBSN Indonesia III
3.75%, 03/01/23(a)	USD	200	211,334
3.90%, 08/20/24(a)(b)	USD	200	217,240

			428,574

Ireland — 1.3%
Ireland Government Bond, 1.35%, 03/18/31(a)	EUR	925	1,264,874

Netherlands — 2.6%
Nederlandse Waterschapsbank NV, 0.00%, 10/02/34(a)(d)	EUR	100	118,403
Netherlands Government Bond, 0.50%, 01/15/40(e)	EUR	1,730	2,300,622

			2,419,025

Norway — 0.5%
Kommunalbanken AS
1.38%, 10/26/20(e)	USD	200	200,528
2.13%, 02/11/25(e)	USD	200	214,938
2.70%, 09/05/23	AUD	100	76,365

			491,831

Poland — 1.0%
Republic of Poland Government International Bond
0.50%, 12/20/21(a)	EUR	100	119,307
1.00%, 03/07/29(a)	EUR	325	415,961
1.13%, 08/07/26(a)	EUR	250	318,435
2.00%, 03/08/49(a)	EUR	75	113,496

			967,199

South Korea — 0.3%
Korea Development Bank (The), 0.00%, 07/10/24(a)(d)	EUR	100	116,628
Korea International Bond, 2.00%, 06/19/24	USD	200	209,598

			326,226

Spain — 0.9%
Adif - Alta Velocidad, 1.25%, 05/04/26(a)	EUR	100	126,091
Adif Alta Velocidad
0.55%, 04/30/30(a)	EUR	100	118,890
0.95%, 04/30/27(a)	EUR	200	248,514
Autonomous Community of Madrid Spain, 0.83%, 07/30/27(a)	EUR	150	185,153
Instituto de Credito Oficial, 0.20%, 01/31/24(a)	EUR	100	120,099

			798,747

Supranational — 12.1%
African Development Bank, 3.00%, 12/06/21	USD	150	155,573
Asian Development Bank
0.00%, 10/24/29(a)(d)	EUR	150	180,584
0.35%, 07/16/25	EUR	175	214,650
0.63%, 09/15/26	GBP	50	67,005
1.88%, 08/10/22	USD	275	284,251
2.13%, 03/19/25	USD	150	162,171
2.38%, 08/10/27	USD	100	112,297
2.45%, 01/17/24	AUD	300	228,996
3.13%, 09/26/28	USD	200	238,534
EUROFIMA
0.10%, 05/20/30(a)	EUR	150	179,635
0.15%, 10/10/34(a)	EUR	200	236,379
0.25%, 02/09/24(a)	EUR	100	120,581
European Bank for Reconstruction & Development
0.00%, 01/10/24(d)	EUR	200	240,234
1.50%, 02/13/25	USD	175	184,016
1.88%, 07/15/21	USD	250	253,945

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Supranational (continued)
European Investment Bank
0.00%, 11/15/35(a)(d)	EUR	100	$119,503
0.38%, 05/15/26(a)	EUR	300	374,119
0.50%, 07/19/22(a)	SEK	400	46,123
0.50%, 11/15/23(a)	EUR	400	490,861
0.50%, 11/13/37	EUR	300	389,948
0.75%, 11/15/24(a)	GBP	225	303,315
0.88%, 01/30/25(a)	SEK	1,000	117,729
1.00%, 11/14/42(a)	EUR	250	362,430
1.13%, 09/16/21(a)	CAD	200	150,607
1.13%, 11/15/32	EUR	150	207,225
1.25%, 11/13/26(a)	EUR	375	494,264
1.50%, 03/02/27	SEK	1,900	233,266
1.50%, 11/15/47	EUR	250	405,003
1.63%, 02/04/25(a)	CHF	50	60,201
1.63%, 10/09/29	USD	400	433,500
1.70%, 11/15/24	AUD	100	74,951
2.13%, 04/13/26	USD	325	356,285
2.38%, 01/18/23(a)	CAD	50	39,065
2.38%, 05/24/27	USD	400	449,592
2.50%, 10/15/24	USD	125	136,518
2.70%, 01/12/23(a)	AUD	150	113,420
2.88%, 06/13/25(e)	USD	200	224,394
3.30%, 02/03/28	AUD	350	293,282
IDB Trust Services Ltd., 0.04%, 12/04/24(a)	EUR	250	296,272
International Bank for Reconstruction & Development
0.63%, 11/22/27	EUR	400	504,942
2.13%, 03/03/25	USD	150	162,129
2.90%, 11/26/25	AUD	100	80,035
Series GDIF, 3.13%, 11/20/25	USD	250	285,930
International Finance Corp.
1.25%, 12/15/23	GBP	100	136,062
1.38%, 09/13/24	CAD	150	115,642
2.00%, 10/24/22	USD	225	233,984
2.13%, 04/07/26	USD	200	218,896
Nordic Investment Bank
0.00%, 04/30/27(a)(d)	EUR	100	121,263
0.13%, 06/10/24(a)	EUR	200	242,015
0.38%, 09/19/22(a)	EUR	100	120,440
0.50%, 11/03/25(a)	EUR	100	124,035

			11,376,097
Sweden — 0.7%
Kommuninvest I Sverige AB
0.38%, 03/27/24(a)	SEK	2,000	230,306
0.63%, 06/01/23(a)	SEK	2,000	232,014
1.88%, 06/01/21(b)(e)	USD	200	202,694

			665,014

Security		Par/ Shares (000)	Value
United Kingdom — 0.1%
Transport for London, 2.13%, 04/24/25(a)	GBP	100	$140,356

Total Foreign Government Obligations — 42.9% (Cost: $36,559,696)			40,300,012

Municipal Debt Obligations

United States — 0.1%
District of Columbia Water & Sewer Authority RB, Series A, 4.81%, 10/01/2114	$	50	80,778

Total Municipal Debt Obligations — 0.1% (Cost: $51,425)			80,778

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(g)(h)(i)		2,087	2,089,402
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(g)(h)		2,211	2,211,000

			4,300,402

Total Short-Term Investments — 4.6% (Cost: $4,299,173)			4,300,402

Total Investments in Securities — 103.6% (Cost: $89,636,706)			97,274,120

Other Assets, Less Liabilities — (3.6)%			(3,371,352)

Net Assets — 100.0%			$93,902,768

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Zero-coupon bond.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Perpetual security with no stated maturity date.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Global Green Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$631,714	$1,457,551	(a)	$—	$(1,045)	$1,182	$2,089,402	2,087	$6,478	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	610,000	1,601,000	(a)	—	—	—	2,211,000	2,211	9,680		—

					$(1,045)	$1,182	$4,300,402		$16,158		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	140,000	USD	96,405	JPM	08/04/20	$3,996
CAD	4,196,000	USD	3,124,348	BOA	08/04/20	8,164
CAD	200,000	USD	146,855	JPM	08/04/20	2,454
CNY	1,600,000	USD	228,938	SSB	08/04/20	304
CAD	110,000	USD	82,126	CITI	09/02/20	—
GBP	100,000	USD	131,270	CITI	09/02/20	—
USD	1,836,319	AUD	2,558,000	BNP	09/02/20	1,658
USD	176,186	CHF	160,000	UBS	09/02/20	158
USD	32,718,341	EUR	27,630,000	BNP	09/02/20	25,721
USD	32,742,207	EUR	27,627,500	SSB	09/02/20	52,545
USD	1,866,881	GBP	1,420,000	GS	09/02/20	2,841
USD	141,937	HKD	1,100,000	UBS	09/02/20	1
USD	176,395	NOK	1,600,000	JPM	09/02/20	137
USD	1,645,271	SEK	14,285,000	UBS	09/02/20	11,069

						109,048

AUD	2,558,000	USD	1,836,117	BNP	08/04/20	(1,647)
CHF	160,000	USD	176,037	UBS	08/04/20	(155)
EUR	27,630,000	USD	32,698,171	BNP	08/04/20	(25,697)
EUR	27,627,500	USD	32,722,011	SSB	08/04/20	(52,494)
GBP	1,420,000	USD	1,866,590	GS	08/04/20	(2,841)
HKD	1,100,000	USD	141,935	UBS	08/04/20	(3)
NOK	1,600,000	USD	176,371	JPM	08/04/20	(137)
SEK	14,285,000	USD	1,644,777	UBS	08/04/20	(11,076)
USD	196,302	AUD	280,000	BOA	08/04/20	(4,500)
USD	1,659,643	AUD	2,418,000	SSB	08/04/20	(74,427)
USD	3,096,032	CAD	4,231,000	BOA	08/04/20	(62,609)
USD	33,070	CAD	45,000	JPM	08/04/20	(525)
USD	88,196	CAD	120,000	MS	08/04/20	(1,389)
USD	106,479	CHF	100,000	BOA	08/04/20	(3,447)
USD	63,227	CHF	60,000	UBS	08/04/20	(2,729)
USD	226,000	CNY	1,600,000	SSB	08/04/20	(3,243)
USD	30,190,246	EUR	26,840,000	BNP	08/04/20	(1,548,053)
USD	3,730,489	EUR	3,260,000	BOA	08/04/20	(124,461)
USD	685,606	EUR	610,000	JPM	08/04/20	(35,718)

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Global Green Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	27,570,495	EUR	24,547,500	UBS	08/04/20	$(1,456,922)
USD	131,572	GBP	105,000	BNP	08/04/20	(6,241)
USD	1,580,614	GBP	1,285,000	GS	08/04/20	(105,948)
USD	37,075	GBP	30,000	JPM	08/04/20	(2,299)
USD	141,914	HKD	1,100,000	UBS	08/04/20	(18)
USD	164,227	NOK	1,600,000	JPM	08/04/20	(12,007)
USD	1,523,323	SEK	14,285,000	JPM	08/04/20	(110,378)
EUR	820,000	USD	970,249	CITI	09/02/20	(1)
USD	3,124,569	CAD	4,196,000	BOA	09/02/20	(8,182)
USD	228,457	CNY	1,600,000	SSB	09/02/20	(626)
USD	201,146	EUR	170,000	JPM	09/02/20	(3)

						(3,657,776)

	Net unrealized depreciation					$(3,548,728)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$52,592,928	$—	$52,592,928
Foreign Government Obligations	—	40,300,012	—	40,300,012
Municipal Debt Obligations	—	80,778	—	80,778
Money Market Funds	4,300,402	—	—	4,300,402

	$4,300,402	$92,973,718	$—	$97,274,120

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$109,048	$—	$109,048
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,657,776)	—	(3,657,776)

	$—	$(3,548,728)	$—	$(3,548,728)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Fixed Income

RB	Revenue Bond

Counterparty Abbreviations

BNP	BNP Paribas SA

BOA	Bank of America N.A.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

EUR	Euro

CITI	Citibank N.A.

GS	Goldman Sachs & Co.

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

SSB	State Street Bank and Trust Co.

UBS	UBS AG

GBP	British Pound

HKD	Hong Kong Dollar

NOK	Norwegian Krone

8

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Global Green Bond ETF

Currency Abbreviations (continued)

SEK	Swedish Krona

USD	United States Dollar

9